N-2 - USD ($)		Aug. 09, 2023	Jun. 30, 2023
Cover [Abstract]
Entity Central Index Key		0001736035
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Blackstone Secured Lending Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder transaction expenses (as a percentage of offering price):
Sales load (as a percentage of offering price)	2.01%	(1)
Offering expenses (as a percentage of offering price)	0.23%	(2)
Dividend reinvestment plan expenses	0.00	(3)
Total shareholder transaction expenses (as a percentage of offering price)	2.24%

(1)
The underwriting discount and commission with respect to shares of common shares sold in this offering, which is a one-time
fee, is the only sales load paid in connection
with
this
offering. If the underwriters exercise their option to purchase additional amounts of our common shares in full, the sales load (as a percentage of offering price) will be
 2.1
% (or
2
.1
% on the additional common shares).

(2)
The percentage reflects estimated offering expenses payable by us of approximately $
0.4 million
. If the underwriters exercise their option to purchase additional shares in full, the offering expenses borne by us (as a percentage of the offering price) will be approximately
 0.2
%.

(3)
The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. See “
Dividend Reinvestment Plan
” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.

Sales Load [Percent]	[1]	2.01%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.23%
Other Transaction Expense 2 [Percent]		2.24%
Annual Expenses [Table Text Block]

Annual expenses (as a percentage of net assets attributable to common shares) (9):
Management Fee payable under the Investment Advisory Agreement	2.30%	(4)
Incentive Fee payable under the Investment Advisory Agreement	2.92%	(5)
Interest payments on borrowed funds	6.25%	(6)
Other expenses	0.70%	(7)(8)
Total annual expenses:	12.17%	(8)
Management Fee Waiver	(0.48)%	(4)
Incentive Fee Waiver	(0.36)%	(5)
Total net annual expenses	11.33%	(8)

(4)
The management fee is payable quarterly in arrears at an annual rate of 1.0% (which rate was 0.75% prior to the IPO) of the average value of our gross assets at the end of the two most recently completed calendar quarters. In order to maintain the same management fee arrangement that the Company had in place prior to the IPO for a period of time following the IPO, the Adviser voluntarily waived its right to receive the base management fee in excess of 0.75% of the average value of the Company’s gross assets at the end of the two most recently completed calendar quarters from the date of consummation of the IPO through the two year anniversary of the consummation of the IPO (the “Waiver Period”). As a result of the fee waiver, the pre-listing
management fee and incentive fee rates paid by the Company to the Adviser will not increase during the Waiver Period. Amounts waived by the Adviser are not subject to recoupment by the Adviser.

The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common shares (rather than our gross assets). The estimate of our Management Fee referenced in the table assumes that our average quarter end gross assets are 2.30x our average net assets.
(5)
The Incentive Fee consists of two components, “Income based incentive fees” and “Capital gains incentive fees” that are independent of each other, with the result that one component may be payable even if the other is not. The amount included in the table above is estimated by annualizing the “Income based incentive fees” expense for the six months ended June 30, 2023, and adding the “Capital gains based incentive fees” for the six months ended June 30, 2023 accrued in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The table reflects each incentive fee calculated at a rate of 17.5%. Similar to the voluntary waiver referenced in footnote (4) above, the Adviser voluntarily waived its right to receive each component of the Incentive Fee above 15% during the Waiver Period.
For a more detailed discussion of the calculation of this fee, see “
Management and Other Agreement
” in the accompanying prospectus.
(6)
Interest payments on borrowed funds represents an estimate of our annualized interest expense based on borrowings under the Revolving Credit Facility, the SPV Financing Facilities and the Notes. The assumed weighted average interest rate on our total debt outstanding was 4.84%, which was the weighted average interest rate on our total debt outstanding as of June 30, 2023. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred shares, subject to our compliance with applicable requirements under the 1940 Act.

(7)
Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser. See “
Management and Other Agreements — Administration Agreement
” in the accompanying prospectus. We based these expenses on estimated amounts for the current fiscal year.

(8)	Estimated.
(9)
Average net assets employed as the denominator for expense ratio computation is $4,254 million. The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common shares. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above. Transaction expenses are included in the following example.

Management Fees [Percent]	[4],[5]	2.30%
Interest Expenses on Borrowings [Percent]	[4],[6]	6.25%
Incentive Fees [Percent]	[4],[7]	2.92%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[8],[9]	0.70%
Total Annual Expenses [Percent]	[4],[8]	12.17%
Net Expense over Assets [Percent]	[4],[8]	11.33%
Expense Example [Table Text Block]

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return resulting entirely from net investment income (1)	$111	$277	$429	$756
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return resulting entirely from net realized capital gains (2)	$137	$342	$519	$862

(1)	The income based incentive fee is subject to a 6% hurdle. Accordingly, no incentive fee would be payable in this example and the amounts shown do not include such expenses.
(2)
Assumes no unrealized capital depreciation or realized capital losses and 5% annual return on our portfolio resulting entirely from net realized capital gains (and therefore subject to the capital gains incentive fee).

Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the fees and expenses that an investor in our common shares will bear, directly or indirectly, based on the assumptions set forth below. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to our fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, shareholders will indirectly bear such fees or expenses as investors in us.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]	Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser. See “
Management and Other Agreements — Administration Agreement
		” in the accompanying prospectus. We based these expenses on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	The management fee is payable quarterly in arrears at an annual rate of 1.0% (which rate was 0.75% prior to the IPO) of the average value of our gross assets at the end of the two most recently completed calendar quarters. In order to maintain the same management fee arrangement that the Company had in place prior to the IPO for a period of time following the IPO, the Adviser voluntarily waived its right to receive the base management fee in excess of 0.75% of the average value of the Company’s gross assets at the end of the two most recently completed calendar quarters from the date of consummation of the IPO through the two year anniversary of the consummation of the IPO (the “Waiver Period”). As a result of the fee waiver, the pre-listing
		management fee and incentive fee rates paid by the Company to the Adviser will not increase during the Waiver Period. Amounts waived by the Adviser are not subject to recoupment by the Adviser.The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common shares (rather than our gross assets). The estimate of our Management Fee referenced in the table assumes that our average quarter end gross assets are 2.30x our average net assets.
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
SENIOR SECURITIES
The information in “Note 10. Financial Highlights and Senior Securities” in Part I, Item 1—Financial Statements—Notes to Condensed Consolidated Financial Statements (Unaudited) of the Company’s Quarterly Report on Form
10-Q
for the quarter ended June 30, 2023 is incorporated herein by reference. Such information should be read in conjunction with Part I, Item 2—Management’s Discussion and Analysis of Financial Conditions and Results of Operations of the Company’s Quarterly Report on Form
10-Q
for the quarter ended June 30, 2023 as incorporated by reference herein.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We believe that Blackstone’s investment platform provides us with a competitive advantage in selecting investments, and to achieve our investment objectives, we will leverage the Adviser’s investment team’s and Blackstone’s extensive network of relationships with other sophisticated institutions to source, evaluate and, as appropriate, partner with on transactions. There are no assurances that we will achieve our investment objectives
.
Investment Strategy
Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We seek to meet our investment objectives by:

•
utilizing the experience and expertise of the management team of the Adviser, along with the broader resources of Blackstone Credit, which include its access to the relationships and human capital of Blackstone Credit’s parent, Blackstone, in sourcing, evaluating and structuring transactions, subject to Blackstone’s policies and procedures regarding the management of conflicts of interest;

•
employing a defensive investment approach focused on long-term credit performance and principal protection, generally lending on what the Adviser believes are (i) protective multiples of the borrower’s earnings before interest, taxes, depreciation and amortization (“EBITDA”) to its interest coverage obligations, (ii) conservative loan-to-value
ratios and (iii) favorable financial covenant protections;

•
focusing primarily on loans and securities of U.S. private companies, including syndicated loans, specifically small and middle market companies. In many market environments, we believe such a focus offers an opportunity for superior risk-adjusted returns;

•	maintaining rigorous portfolio monitoring in an attempt to anticipate and pre-empt negative credit events within our portfolio; and

•	utilizing the power and scale of Blackstone and the Blackstone Credit platform to offer operational expertise to portfolio companies through the Blackstone Value Creation Program.
Under normal market conditions, we generally invest at least 80% of our total assets (net assets plus borrowings for investment purposes) in secured debt investments (including investments that are secured by equity interests) and our portfolio is composed primarily of first lien senior secured and unitranche loans (including first out/last out loans). To a lesser extent, we have and may continue to also invest in second lien, third lien, unsecured or subordinated loans and other debt and equity securities. In limited instances, we may retain the “last out” portion of a first lien loan. In such cases, the “first out” portion of the first lien loan would receive priority with respect to payment over our “last out” position. In exchange for the higher risk of loss associated with such “last out” portion, we would earn a higher rate of interest than the “first out” position. We do not currently focus on investments in issuers that are distressed or in need of rescue financing. Subject to the limitations of the 1940 Act, we may invest in loans or other securities the proceeds of which may refinance or otherwise repay debt or securities of companies whose debt is owned by other Blackstone Credit funds.
Although we do not expect a significant portion of our portfolio to be composed of second lien, third lien, unsecured or subordinated loans, there is no limit on the amount of such loans in which we may invest, subject to compliance with our 80% policy. We may purchase interests in loans or make other debt investments, including investments in senior secured bonds, through secondary market transactions in the
“over-the-counter”
market or directly from our target companies as primary market, directly originated or syndicated investments. In connection with our debt investments, we may on occasion receive equity interests such as warrants or options as additional consideration. We have and may continue to also purchase or otherwise acquire minority interests in the form of common or preferred equity or equity-related securities, such as rights and warrants that may be converted into or exchanged for our common shares or other equity or the cash value of shares or other equity, in our target companies, generally in conjunction with one of our debt investments or through a co-investment
with a financial sponsor, such as an institutional investor or private equity firm, or a finance company transaction (such as a joint venture). In addition, a portion of our portfolio may be composed of unsecured bonds, collateralized loan obligations, other debt securities and derivatives, including total return swaps and credit default swaps. Depending on market conditions, we may increase or decrease our exposure to less senior portions of the capital structure or otherwise make opportunistic investments.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our common shares involves a number of significant risks. Before deciding whether to invest in our common shares, you should carefully consider the risks and uncertainties described in the section titled “
Risk Factors
” in our most recent annual report on Form 10-K, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference herein and therein. The risks described in these documents are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our net asset value, the trading price of our common shares and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Cautionary Statement Regarding Forward Looking Statements” in this prospectus supplement.

Effects of Leverage [Text Block]
Use of Leverage
The amount of leverage we use in any period depends on a variety of factors, including cash available for investing, the cost of financing and general economic and market conditions. Generally, pursuant to the 1940 Act, our total borrowings are limited so that we cannot incur additional borrowings if immediately after such borrowing, the ratio of our total assets (less total liabilities other than indebtedness represented by senior securities) to our total indebtedness represented by senior securities plus preferred shares, if any, is at or above 150%. This means that generally, a BDC can borrow up to $2 for every $1 of investor equity.
In any period, our interest expense will depend largely on the extent of our borrowing and we expect interest expense will increase as we increase our leverage over time subject to the limits of the 1940 Act. In addition, we may dedicate assets to financing facilities.
We currently have in place our senior secured revolving credit facility dated as of June 15, 2020 (as amended and restated as of June 28, 2022 and as amended by that certain Amendment No. 1., Extension Agreement and Incremental Assumption Agreement dated as of June 9, 2023), with Citibank, N.A., as administrative agent (the “Revolving Credit Facility”) and secured financing facilities of wholly-owned subsidiaries of the Company (the “SPV Financing Facilities”) and in the future may enter into additional credit facilities. In addition, we have issued $400 million aggregate principal amount of 3.650% notes due 2023, $800 million aggregate principal amount of 3.625% notes due 2026, $700 million aggregate principal amount of 2.750% notes due 2026, $650 million aggregate principal amount of 2.125% notes due 2027, and $650 million aggregate principal amount of 2.850% notes due 2028 (collectively, the “Notes”). As of June 30, 2023, December 31, 2022 and December 31, 2021, we had an aggregate amount of approximately $5.0 billion, $5.6 billion and $5.5 billion of senior securities outstanding and our asset coverage ratio was 186.9%, 174.8% and 180.2%, respectively. See “
Item 1. Financial Statements—Notes to Condensed Consolidated Financial Statements–Note 10. Financial Highlights and Senior Securities
” in our most recent Quarterly Report on Form
10-Q,
“
Part II, Item 7 Management’s Discussion and Analysis of Financial Condition and Results of Operations — Borrowings
” in our most recent Annual Report on Form 10-K and “
Part I, Item 1A Risk Factors — Risks Related to Debt Financing — We borrow money, which magnifies the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us
” and “
Risk Factors — Risks Related to Business Development Companies — Regulations governing our operation as a BDC and RIC will affect our ability to raise, and the way in which we raise, additional capital or borrow for investment purposes, which may have a negative effect on our growth
” in our most recent Annual Report on Form 10-K, which is incorporated by reference herein.

RISK FACTORS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RISK FACTORS
Investing in our common shares involves a number of significant risks. Before deciding whether to invest in our common shares, you should carefully consider the risks and uncertainties described in the section titled “
Risk Factors
” in our most recent annual report on Form 10-K, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference herein and therein. The risks described in these documents are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our net asset value, the trading price of our common shares and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Cautionary Statement Regarding Forward Looking Statements” in this prospectus supplement.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common shares
Outstanding Security, Held [Shares]			165,417,269
Management Fee Waiver [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	[4],[5]	(0.48%)
Incentive Fee Waiver [Member]
Other Annual Expenses [Abstract]
Waivers and Reimbursements of Fees [Percent]	[4],[7]	(0.36%)
Net investment income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[10]	$ 111
Expense Example, Years 1 to 3	[10]	277
Expense Example, Years 1 to 5	[10]	429
Expense Example, Years 1 to 10	[10]	756
Net realized capital gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[11]	137
Expense Example, Years 1 to 3	[11]	342
Expense Example, Years 1 to 5	[11]	519
Expense Example, Years 1 to 10	[11]	$ 862

[1]	The underwriting discount and commission with respect to shares of common shares sold in this offering, which is a one-time fee, is the only sales load paid in connection with this offering. If the underwriters exercise their option to purchase additional amounts of our common shares in full, the sales load (as a percentage of offering price) will be 2.1% (or 2.1% on the additional common shares).
[2]	The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. See “Dividend Reinvestment Plan” in the accompanying prospectus for additional information regarding our dividend reinvestment plan.
[3]	The percentage reflects estimated offering expenses payable by us of approximately $0.4 million. If the underwriters exercise their option to purchase additional shares in full, the offering expenses borne by us (as a percentage of the offering price) will be approximately 0.2%.
[4]	Average net assets employed as the denominator for expense ratio computation is $4,254 million. The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common shares. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above. Transaction expenses are included in the following example.
[5]	The management fee is payable quarterly in arrears at an annual rate of 1.0% (which rate was 0.75% prior to the IPO) of the average value of our gross assets at the end of the two most recently completed calendar quarters. In order to maintain the same management fee arrangement that the Company had in place prior to the IPO for a period of time following the IPO, the Adviser voluntarily waived its right to receive the base management fee in excess of 0.75% of the average value of the Company’s gross assets at the end of the two most recently completed calendar quarters from the date of consummation of the IPO through the two year anniversary of the consummation of the IPO (the “Waiver Period”). As a result of the fee waiver, the pre-listing management fee and incentive fee rates paid by the Company to the Adviser will not increase during the Waiver Period. Amounts waived by the Adviser are not subject to recoupment by the Adviser. The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common shares (rather than our gross assets). The estimate of our Management Fee referenced in the table assumes that our average quarter end gross assets are 2.30x our average net assets.
[6]	Interest payments on borrowed funds represents an estimate of our annualized interest expense based on borrowings under the Revolving Credit Facility, the SPV Financing Facilities and the Notes. The assumed weighted average interest rate on our total debt outstanding was 4.84%, which was the weighted average interest rate on our total debt outstanding as of June 30, 2023. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred shares, subject to our compliance with applicable requirements under the 1940 Act.
[7]	The Incentive Fee consists of two components, “Income based incentive fees” and “Capital gains incentive fees” that are independent of each other, with the result that one component may be payable even if the other is not. The amount included in the table above is estimated by annualizing the “Income based incentive fees” expense for the six months ended June 30, 2023, and adding the “Capital gains based incentive fees” for the six months ended June 30, 2023 accrued in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The table reflects each incentive fee calculated at a rate of 17.5%. Similar to the voluntary waiver referenced in footnote (4) above, the Adviser voluntarily waived its right to receive each component of the Incentive Fee above 15% during the Waiver Period. For a more detailed discussion of the calculation of this fee, see “Management and Other Agreement” in the accompanying prospectus.
[8]	Estimated.
[9]	Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser. See “Management and Other Agreements — Administration Agreement” in the accompanying prospectus. We based these expenses on estimated amounts for the current fiscal year.
[10]	The income based incentive fee is subject to a 6% hurdle. Accordingly, no incentive fee would be payable in this example and the amounts shown do not include such expenses.
[11]	Assumes no unrealized capital depreciation or realized capital losses and 5% annual return on our portfolio resulting entirely from net realized capital gains (and therefore subject to the capital gains incentive fee).